Goodwill - Schedule of Impairment for Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Impairment for Goodwill
Balance at the beginning of the year
Current period provision	(6,592,220)	$ (928,495)
Balance at the end of the year	¥ (6,592,220)